Long-Term Debt - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended					1 Months Ended		3 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended			1 Months Ended				12 Months Ended		9 Months Ended				1 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended			12 Months Ended	1 Months Ended		9 Months Ended		1 Months Ended		9 Months Ended	1 Months Ended		1 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended		12 Months Ended				12 Months Ended			9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended			12 Months Ended						9 Months Ended	12 Months Ended								1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended		1 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	1 Months Ended		1 Months Ended			9 Months Ended		1 Months Ended			9 Months Ended
	May 05, 2011	Apr. 21, 2010	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 05, 2011	Jan. 12, 2011	Jul. 31, 2012 New Dawn [Member]	Dec. 05, 2008 New Dawn [Member]	Sep. 30, 2012 New Dawn [Member]	Dec. 31, 2011 New Dawn [Member]	Mar. 31, 2012 New Dawn [Member]	Dec. 12, 2011 New Dawn [Member]	Sep. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Sep. 30, 2012 Maximum [Member] New Dawn [Member]	Dec. 31, 2011 Maximum [Member] New Dawn [Member]	Sep. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Sep. 30, 2012 Minimum [Member] New Dawn [Member]	Dec. 31, 2011 Minimum [Member] New Dawn [Member]	Sep. 30, 2012 Financial Covenants [Member] Maximum [Member]	Dec. 31, 2011 Financial Covenants [Member] Maximum [Member]	Sep. 30, 2012 Financial Covenants [Member] Minimum [Member]	Dec. 31, 2011 Financial Covenants [Member] Minimum [Member]	Mar. 31, 2011 Intelsat Jackson [Member]	Sep. 30, 2012 Intelsat Jackson [Member]	Sep. 30, 2011 Intelsat Jackson [Member]	Dec. 31, 2011 Intelsat Jackson [Member]	Jan. 12, 2011 Intelsat Jackson [Member]	Dec. 31, 2010 Intelsat Jackson [Member]	Jan. 12, 2011 Intelsat Jackson [Member] Proceeds For Corp Repayment [Member]	Jan. 12, 2011 Intelsat Jackson [Member] Proceeds For Subholdco Repayment [Member]	Apr. 08, 2011 Intelsat Intermediate Holding Company SA [Member]	Dec. 31, 2010 Intelsat Intermediate Holding Company SA [Member]	Dec. 31, 2011 Horizons Holdings [Member]	Sep. 30, 2012 Horizons Holdings [Member]	Sep. 30, 2011 Intelsat Luxembourg [Member]	Sep. 30, 2012 Intelsat Luxembourg [Member]	Dec. 31, 2011 Intelsat Luxembourg [Member]	Dec. 31, 2010 Intelsat Luxembourg [Member]	Apr. 08, 2011 Intermediate Holdco [Member]	Oct. 05, 2012 Subsequent Event [Member] New Dawn [Member]	Sep. 30, 2012 Revolving Credit Facility [Member]	Dec. 31, 2011 Libor Basis [Member]	Dec. 31, 2011 Abr [Member]	Sep. 30, 2012 9 1/4% Senior Notes due 2016 [Member]	Dec. 31, 2011 9 1/4% Senior Notes due 2016 [Member]	Sep. 30, 2012 9.25% Senior Notes due August 2014 [Member]	Dec. 31, 2011 9.25% Senior Notes due August 2014 [Member]	Sep. 30, 2012 6 7/8% Senior Secured Debentures due 2028 [Member]	Dec. 31, 2011 6 7/8% Senior Secured Debentures due 2028 [Member]	Mar. 18, 2011 7 5/8% Senior Notes due 2012 [Member]	Sep. 30, 2012 7 5/8% Senior Notes due 2012 [Member]	Dec. 31, 2011 7 5/8% Senior Notes due 2012 [Member]	Mar. 18, 2011 8.5% Senior Notes due January 2013 [Member]	Sep. 30, 2012 8.5% Senior Notes due January 2013 [Member]	Dec. 31, 2011 8.5% Senior Notes due January 2013 [Member]	Mar. 31, 2011 Two Thousand Eleven Notes Redemptions [Member]	Dec. 31, 2011 9.25% Senior Discount Notes due February 2015 [Member] Intelsat Intermediate Holding Company SA [Member]	Apr. 08, 2011 9.25% Senior Discount Notes due February 2015 [Member] Intelsat Intermediate Holding Company SA [Member]	Dec. 31, 2011 11 1/4% Senior Notes due 2016 [Member] Intelsat Jackson [Member]	Dec. 31, 2011 9 1/2% Senior Notes due 2016 [Member] Intelsat Jackson [Member]	Sep. 30, 2012 7.25% Senior Notes due October 2020 [Member]	Dec. 31, 2011 7.25% Senior Notes due October 2020 [Member]	Apr. 26, 2012 7.25% Senior Notes due October 2020 [Member]	Sep. 30, 2010 7.25% Senior Notes due October 2020 [Member]	Dec. 31, 2011 7.25% Senior Notes due October 2020 [Member] Intelsat Jackson [Member]	Jun. 15, 2012 9.5% Senior Notes due June 2016 [Member]	Apr. 26, 2012 9.5% Senior Notes due June 2016 [Member]	Sep. 30, 2012 9.5% Senior Notes due June 2016 [Member]	Sep. 30, 2010 9.5% Senior Notes due June 2016 [Member]	Jun. 15, 2012 11.25% Senior Notes due 2016 [Member]	Apr. 26, 2012 11.25% Senior Notes due 2016 [Member]	Sep. 30, 2012 11.25% Senior Notes due 2016 [Member]	Oct. 03, 2012 11.25% Senior Notes due 2016 [Member] Subsequent Event [Member]	Sep. 30, 2012 6 5/8% Senior Notes due 2022 [Member]	Oct. 03, 2012 6 5/8% Senior Notes due 2022 [Member] Subsequent Event [Member]	Apr. 05, 2011 7.25% Senior Notes due April 2019 [Member]	Dec. 31, 2011 7.25% Senior Notes due April 2019 [Member]	Sep. 30, 2012 7.25% Senior Notes due April 2019 [Member] Intelsat Jackson [Member]	Dec. 31, 2011 7.25% Senior Notes due April 2019 [Member] Intelsat Jackson [Member]	Dec. 31, 2010 7.25% Senior Notes due April 2019 [Member] Intelsat Jackson [Member]	Apr. 05, 2011 7.5% Senior Notes due April 2021 [Member]	Dec. 31, 2011 7.5% Senior Notes due April 2021 [Member]	Sep. 30, 2012 7.5% Senior Notes due April 2021 [Member] Intelsat Jackson [Member]	Dec. 31, 2011 7.5% Senior Notes due April 2021 [Member] Intelsat Jackson [Member]	Dec. 31, 2010 7.5% Senior Notes due April 2021 [Member] Intelsat Jackson [Member]	Apr. 21, 2010 6.5% Senior Notes due November 2013 [Member]	Sep. 30, 2012 6.5% Senior Notes due November 2013 [Member] Subsequent Event [Member]	Apr. 12, 2012 6.5% Senior Notes due November 2013 [Member] Subsequent Event [Member]	Dec. 31, 2011 Senior Notes Due 2013 [Member] Intelsat S.A [Member]	Dec. 31, 2011 Senior Notes due 2017 [Member] Intelsat Luxembourg [Member]	Aug. 04, 2008 Senior Notes due 2017 [Member] Prior to August 4, 2008 [Member] Intelsat Luxembourg [Member]	Aug. 04, 2008 Senior Notes due 2017 [Member] After August 4, 2008 [Member] Intelsat Luxembourg [Member]	Dec. 31, 2011 Payment in Kind (PIK) Note [Member] Intelsat Luxembourg [Member]	Aug. 04, 2008 Payment in Kind (PIK) Note [Member] Prior to August 4, 2008 [Member] Intelsat Luxembourg [Member]	Aug. 04, 2008 Payment in Kind (PIK) Note [Member] After August 4, 2008 [Member] Intelsat Luxembourg [Member]	Sep. 30, 2012 11.5% / 12.5% Senior PIK Election Notes due 2017 [Member]	Dec. 31, 2011 11.5% / 12.5% Senior PIK Election Notes due 2017 [Member]	Jun. 27, 2008 11.5% / 12.5% Senior PIK Election Notes due 2017 [Member]	Sep. 30, 2012 11.5% / 12.5% Senior PIK Election Notes due 2017 [Member] Maximum [Member]	Sep. 30, 2012 11.5% / 12.5% Senior PIK Election Notes due 2017 [Member] Minimum [Member]	Sep. 30, 2012 11.5% / 12.5% Senior PIK Election Notes due 2017 [Member] Intelsat Luxembourg [Member]	Dec. 31, 2011 11.5% / 12.5% Senior PIK Election Notes due 2017 [Member] Intelsat Luxembourg [Member]	Dec. 31, 2010 11.5% / 12.5% Senior PIK Election Notes due 2017 [Member] Intelsat Luxembourg [Member]	Sep. 30, 2012 8.5% Senior Notes due November 2019 [Member] Intelsat Jackson [Member]	Dec. 31, 2011 8.5% Senior Notes due November 2019 [Member] Intelsat Jackson [Member]	Dec. 31, 2010 8.5% Senior Notes due November 2019 [Member] Intelsat Jackson [Member]	Apr. 05, 2011 7 1/4% Senior Notes due 2019 [Member]	Dec. 31, 2011 7 1/4% Senior Notes due 2019 [Member] Intelsat Jackson [Member]	Dec. 31, 2011 Senior Unsecured Credit Agreement [Member]	Dec. 31, 2011 Senior Unsecured Credit Agreement [Member] Intelsat Jackson [Member]	Dec. 31, 2011 Senior Unsecured Credit Agreement [Member] Libor Basis [Member]	Dec. 31, 2011 Senior Unsecured Credit Agreement [Member] Abr [Member]	Dec. 31, 2011 New Senior Unsecured Credit Facilities due February 2014 [Member]	Sep. 30, 2012 New Senior Unsecured Credit Facilities due February 2014 [Member] Intelsat Jackson [Member]	Dec. 31, 2011 New Senior Unsecured Credit Facilities due February 2014 [Member] Intelsat Jackson [Member]	Dec. 31, 2010 New Senior Unsecured Credit Facilities due February 2014 [Member] Intelsat Jackson [Member]	Dec. 31, 2011 New Senior Unsecured Credit Facilities due February 2014 [Member] Libor Basis [Member] Intelsat Jackson [Member]	Dec. 31, 2011 New Senior Unsecured Credit Facilities due February 2014 [Member] Abr [Member] Intelsat Jackson [Member]	Dec. 31, 2011 Senior Secured Credit Agreement [Member]	Sep. 30, 2011 Senior Secured Credit Agreement [Member]	Sep. 30, 2012 Senior Secured Credit Agreement [Member] Revolving Credit Facility [Member]	Mar. 31, 2012 Senior Revolving Credit Facility [Member]	May 05, 2011 9.5% Senior Discount Notes due February 2015 [Member]	Dec. 31, 2011 9.5% Senior Discount Notes due February 2015 [Member]	Dec. 31, 2010 9.5% Senior Discount Notes due February 2015 [Member]	Dec. 31, 2011 9.5% Senior Discount Notes due February 2015 [Member] Intelsat Intermediate Holding Company SA [Member]	Dec. 31, 2010 9.5% Senior Discount Notes due February 2015 [Member] Intelsat Intermediate Holding Company SA [Member]	May 05, 2011 8.875% Senior Notes due January 2015 [Member]	Dec. 31, 2011 8.875% Senior Notes due January 2015 [Member]	Dec. 31, 2010 8.875% Senior Notes due January 2015 [Member]	May 05, 2011 11.5 % Senior Notes due 2016 [Member]	Sep. 30, 2012 11.5 % Senior Notes due 2016 [Member]	Dec. 31, 2011 11.5 % Senior Notes due 2016 [Member]	Dec. 31, 2011 11.5 % Senior Notes due 2016 [Member] Intelsat Jackson [Member]	Dec. 31, 2010 11.5 % Senior Notes due 2016 [Member] Intelsat Jackson [Member]	Sep. 30, 2012 9.25% Senior Notes 2015 [Member] Intermediate Holdco [Member]	Apr. 08, 2011 9.25% Senior Notes 2015 [Member] Intermediate Holdco [Member]	May 05, 2011 Series B [Member]	May 05, 2011 9 1/4% Senior Notes due 2016 [Member]	Sep. 30, 2012 9 1/4% Senior Notes due 2016 [Member]	Dec. 31, 2011 9 1/4% Senior Notes due 2016 [Member]	Sep. 30, 2012 Senior Secured Credit Facility [Member]	Dec. 05, 2008 Senior Secured Credit Facility [Member] New Dawn [Member]	Dec. 31, 2011 Senior Secured Credit Facility [Member] New Dawn [Member]	Oct. 03, 2012 Senior Secured Credit Facility [Member] Subsequent Event [Member]	Jan. 12, 2011 Senior Secured Credit Facility [Member] Term Loan Facility [Member]	Jan. 12, 2011 Senior Secured Credit Facility [Member] Revolving Credit Facility [Member]	Sep. 30, 2012 Senior Secured Credit Facility [Member] Revolving Credit Facility [Member]	Sep. 30, 2012 Senior Secured Credit Facility [Member] Swingline Loan [Member]	Oct. 03, 2012 Senior Secured Credit Facility [Member] Libor Basis [Member] Subsequent Event [Member]	Oct. 03, 2012 Senior Secured Credit Facility [Member] Abr [Member] Subsequent Event [Member]	Dec. 05, 2008 Mezzanine Loan [Member]	Sep. 30, 2012 Financial Covenant [Member]
Debt Instrument [Line Items]
Term loan facility													$ 3,250,000,000																							$ 3,250,000,000																																																																																																																							$ 3,250,000,000
Net proceeds of term loan																																						2,400,000,000	330,200,000
Senior Notes, maturity date																																										September 2014											2016	2016	2014	2014	2028	2028		2012	2012		2013	2013		2015		2016	2016	October 2020	October 2020						2016				2016			2022	2019	2019	April 2019	April 2019	April 2019	2021	2021	April 2021	April 2021	April 2021	2013	2013		November 2013	2017			2017								February 2017	February 2017	February 2017	November 2019	November 2019	November 2019								February 2014	February 2014	February 2014								February 2015	2015	February 2015	February 2015		2015	2015		2016	2016	June 2016	June 2016	2015				2016	2016					April 2018
Senior Notes, interest rate																																																					9.25%	9.25%	9.25%	9.25%	6.875%	6.875%		7.625%	7.625%	8.50%		8.50%			9.25%	11.25%	9.50%		7.25%	7.25%						9.50%			11.25%		6.625%		7.25%		7.25%	7.25%	7.25%	7.50%		7.50%	7.50%	7.50%	6.50%		6.50%	6.50%		7.875%	11.25%		7.53%	11.50%				12.50%	11.50%				8.50%	8.50%	8.50%	7.25%																	9.50%	9.50%	9.50%	9.50%		8.875%	8.875%		11.50%	11.50%	11.50%	11.50%		9.25%			9.25%	9.25%
Gain (loss) on early extinguishment of debt			(43,400,000)	(158,000,000)	(168,200,000)	(75,800,000)	(46,489,000)	(326,183,000)	(326,183,000)	(76,849,000)	4,697,000					3,100,000																(87,900,000)	(43,385,000)	(28,963,000)	(28,963,000)									0																					(80,300,000)
Debt Amounts Repurchased, Redeemed or Prepaid	625,300,000													112,200,000																										4,500,000								4,500,000	82,600,000										485,800,000			225,000,000													652,400,000	49,500,000			434,900,000	10,100,000		603,200,000																																																		481,000,000					681,000,000			284,600,000							400,000,000	55,000,000
Aggregate principal amount of senior notes												2,650,000,000																																																											1,000,000,000	1,200,000,000	1,000,000,000											640,000,000	1,500,000,000					1,150,000,000																	2,300,000,000									1,500,000,000
Outstanding principal amount of notes		15,400,000					16,085,536,000		16,002,330,000	15,916,625,000																							10,324,843,000		10,126,303,000		4,596,936,000				485,565,000	73,255,000	48,836,000		5,307,986,000	5,307,986,000	5,232,138,000																					1,000,000,000	701,900,000																		1,500,000,000	1,500,000,000				1,150,000,000	1,150,000,000					353,600,000	2,805,000,000			2,500,000,000								2,502,986,000	2,502,986,000	2,427,138,000	500,000,000	500,000,000	500,000,000		1,500,000,000						810,876,000	810,876,000	810,876,000											481,020,000								284,595,000
Percentage of consolidated net tangible assets		15.00%
Percentage of outstanding principal amount of notes		2.00%
Interest payment dates																																																																				Semi-annually on June 15 and December 15	Semi-annually on June 15 and December 15																													Semi-annually on May 1 and November 1 of each year	Semi-annually on August 15 and February 15 of each year			Semi-annually on August 15 and February 15												Semi-annually on May 1 and November 1			Semi-annually on April 1 and October 1
Interest payable, starting date																																																																																																									August 15, 2012 and February 16, 2013	August 15, 2011 and February 15, 2012
Interest payable, ending date																																																																																																									February 15, 2013	August 15, 2012
Portion of interest on 2017 PIK notes payable in cash																																														50.00%
Portion of interest on 2017 PIK notes payable in kind																																														50.00%
Debt instruments variable interest rate spread																																										0.60%				1.00%																																																																								1.50%		2.50%	0.50%					3.00%	2.00%	1.50%																															3.25%	2.25%
Early redemption price equal to percentage of principal amount of notes																																																																										100.00%																																								100.00%			100.00%
Early redemption price equal to percentage of aggregate principal amount of notes																																																																										35.00%																																											35.00%
Aggregate outstanding borrowings under a credit facility																82,600,000	192,200,000																																																																																																						195,200,000			810,900,000
Revolving credit facility																																																		500,000,000																																																																																350,000,000
Revolving credit facility, maturity period																																																		5 years																																																																																																						8 years				5 years
Repayment under revolving credit facility																																																																																																																																	200,000,000
Availability remaining under revolving credit facility																																																																																																																																462,600,000																							339,300,000
Outstanding letter of credit																																																																																																																																			175,000,000																										150,000,000
Variable interest rates, Minimum															3.00%																																				3.50%	2.50%																																																										11.50%	11.50%	11.50%																																										1.25%					3.00%	2.00%	5.30%
Variable interest rates, Maximum															4.00%																																				3.75%	2.75%																																																										12.50%	12.50%	12.50%																																																	6.30%
Consolidated secured debt to consolidated EBITDA ratio							1.58																					3.50	1.47	1.00	1.00																																																																																																																																			3.50
Consolidated EBITDA to consolidated interest expense							2.81													1.75	2.76			1.00	1.00																																																																																																																														1.75
Maximum available of revolving credit facility															125,000,000																																																																																																																																									215,000,000	125,000,000				350,000,000	70,000,000			90,000,000
Funds drawn under Credit Facility, primarily to fund the purchase of launch insurance																	35,200,000
Percentage of commitment fee																						0.50%	0.50%			0.375%	0.375%																																																																																																																																		0.375%
Capital expenditures							715,101,000	615,113,000	844,688,000	982,127,000	943,133,000						46,400,000																	0										0
Total insurance recoveries anticipated																	118,000,000
Insurance proceeds received									94,131,000								94,131,000	23,900,000
Senior term loan facility, current																			107,400,000
Revolving credit facility																																																																																																																																																												500,000,000
Quarterly payment percentage																																																																																																																																																											0.25%
Expect to recognize loss on early extinguishment of debt																																																	$ 2,700,000																																	$ 23,600,000